Property and Equipment (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 07, 2021	Apr. 07, 2021	May 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization				$ 264,368	$ 277,608	$ 540,891	$ 550,695	$ 1,108,186	$ 1,769,621
Asset Impairment Charges							0	0
Vehicles and related notes payable								$ 24,664
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								101,930	28,623
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 17.41	$ 13.97
Goodwill impairment loss									$ 166,838
Impairment of intangible assets									482,064
Impairment loss								$ 105,506	258,114
Next NRG Holding Corp [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization						9,596	1,118	9,992
Asset Impairment Charges							0	0	0
Impairment loss				(223,334)		(223,334)
Impairment of intangible assets				111,667		223,334
Depreciation				$ 4,798	$ 1,118	$ 9,596	$ 1,118		0
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Impairment loss									$ 1,987,500
Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	26,573
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 75.20
Licensor [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues		13,287
Stock Issued During Period, Shares, Acquisitions		53,146
Licensor [Member] | Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues			16,608
Licensor [Member] | Technology License Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues		23,251
Licensor [Member] | Technology License Agreement [Member] | IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, New Issues		36,538
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges								$ 105,506